Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
Accounts Payable And Accrued Liabilities
	December 31,	December 31,
	2021	2020
Accrued liabilities related to:
Consultants and professional fees	$203,732	$183,920
Payroll	79,544	120,318
Expenses owed to an executive officer (Note 26)	11,467	-
Vacation Accrued	102,536	71,699
	397,279	375,937
Trade payables and other	103,346	64,600
	500,625	440,537